Share Capital and Equity - Additional Information (Detail) $ / shares in Units, $ in Thousands					1 Months Ended					2 Months Ended		5 Months Ended		7 Months Ended	12 Months Ended
	Jul. 31, 2019 USD ($) shares	Nov. 09, 2018 USD ($) shares	Aug. 29, 2018 USD ($) shares	Apr. 19, 2018 USD ($)	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Nov. 30, 2018 USD ($) shares	Jul. 31, 2018 USD ($)	Jun. 30, 2018 USD ($) $ / shares shares	Apr. 30, 2019 USD ($) shares	Oct. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) shares	Jun. 30, 2018 USD ($) $ / shares shares	Jul. 31, 2019 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)	Sep. 20, 2019 USD ($)	Apr. 15, 2019 shares	Feb. 22, 2019 shares	Nov. 13, 2018 shares	Feb. 01, 2018 $ / shares	Jan. 01, 2018 USD ($)
Disclosure of classes of share capital [line items]
Business combination number of shares issued | shares																				7,605
Non controlling interest					$ (205)	$ (1,668)						$ (205)			$ (205)	$ (1,668)						$ (795)
Share issuance costs															115
Increase decrease in equity warrant exercise															(4,874)	(4,096)
Distribution to non controlling interests								$ 1,050								1,050
Shares issued value non controlling interest					$ 252,656	$ 68,959						$ 252,656			252,656	68,959						$ 10,064
Company Executives [member] | Debt Due from Related Party [member]
Disclosure of classes of share capital [line items]
Debt due from related party							$ 299
Non-controlling interests [member]
Disclosure of classes of share capital [line items]
Decrease through acquisition of non controlling interests															$ 1,766	(205)
Non-controlling interests [member] | Mission Pennyslavania Two [member]
Disclosure of classes of share capital [line items]
Proportion of ownership interests in subsidiary		15.83%		34.17%
Notes payable				$ 2,000
Arkansas Entities [member] | Convertible Notes Recognised in Equity [member] | Non-controlling interests [member]
Disclosure of classes of share capital [line items]
Notes payable																	$ 2,322
Cannex Capital Holdings Inc [member]
Disclosure of classes of share capital [line items]
Business combination number of shares issued | shares	340,400,000				190,482,146							190,482,146		340,400,000	190,482,146
Share issuance costs	$ 1,823
Purchase of treasury shares in shares | shares					365,054
Cannex Capital Holdings Inc [member] | GBP Warrants Replacement [member]
Disclosure of classes of share capital [line items]
Fair value of stock warrants					$ 5,779							$ 5,779			$ 5,779
Cannex Capital Holdings Inc [member] | GBP Warrants Replacement [member] | Increase [member]
Disclosure of classes of share capital [line items]
Increase decrease in equity warrant exercise															5,779
Cannex Capital Holdings Inc [member] | GBP Warrants Replacement [member] | Increase One [member]
Disclosure of classes of share capital [line items]
Increase decrease in equity warrant exercise															$ 4,874
PHX Interactive LLC [member]
Disclosure of classes of share capital [line items]
Business combination number of shares issued | shares					5,496							5,496			5,496
Om of Medicine LLC [member]
Disclosure of classes of share capital [line items]
Business combination number of shares issued | shares					9,040							9,040			9,040
Class A Subordinate Voting Shares [member]
Disclosure of classes of share capital [line items]
Description of number of authorised shares															unlimited
Explanation of the fact that shares have no par value															no par value
Class A Subordinate Voting Shares [member] | Voting Rights [member]
Disclosure of classes of share capital [line items]
Description of rights attached to each class of capital															one vote
Class B Proportionate Subordinate Voting Shares [member]
Disclosure of classes of share capital [line items]
Description of number of authorised shares															unlimited
Explanation of the fact that shares have no par value															no par value
Class B Proportionate Subordinate Voting Shares [member] | Voting Rights [member]
Disclosure of classes of share capital [line items]
Description of rights attached to each class of capital															one vote
Class B Proportionate Subordinate Voting Shares [member] | Convertibility Rights [member]
Disclosure of classes of share capital [line items]
Number of shares into which each class of another share is convertible					80							80			80
Class C Multiple Voting Shares [member]
Disclosure of classes of share capital [line items]
Description of number of authorised shares															unlimited
Explanation of the fact that shares have no par value															no par value
Class C Multiple Voting Shares [member] | Cannex Capital Holdings Inc [member]
Disclosure of classes of share capital [line items]
Percentage of shares of one class held as a percentage of shares of another class					50.00%							50.00%			50.00%
Period when the convertibility of shares from one class to another become excercisable															3 years
Class C Multiple Voting Shares [member] | Voting Rights [member]
Disclosure of classes of share capital [line items]
Description of rights attached to each class of capital															800 votes
Class C Multiple Voting Shares [member] | Convertibility Rights [member]
Disclosure of classes of share capital [line items]
Number of shares into which each class of another share is convertible					1							1			1
Class F Units [member]
Disclosure of classes of share capital [line items]
Shares issued during the period value											$ 29,952
Share issue price per unit | $ / shares											$ 486.50
Class F Units [member] | Liquidity Warrants [member]
Disclosure of classes of share capital [line items]
Shares issued during the period | shares											38,611
Share issue price per unit | $ / shares											$ 0
Percentage of shares issued reserved for warrants											10.00%
Shares reserved for future issue | shares											3,861
Class F Units [member] | Company Executives [member] | Debt Due from Related Party [member]
Disclosure of classes of share capital [line items]
Shares issued during the period | shares							615
Convertible debt converted into equity							$ 299
Class F Units [member] | Non-controlling interests [member] | Mission Pennyslavania Two [member]
Disclosure of classes of share capital [line items]
Non controlling interest		$ 38
Number of shares issued or issuable | shares		693
Convertible debt converted into equity		$ 337
Increase decrease in share capital		876
Shares issued value non controlling interest		$ 500
Class F Units [member] | Non-controlling interests [member] | Four Front PM Four Front Mari Four Front CIHI and Mission Mary Land LLC [member]
Disclosure of classes of share capital [line items]
Shares issued during the period | shares						2,970
Decrease in contributed capital						$ (1,156)
Non controlling interest						289										$ 289
Shares issued during the period value						$ 1,782
Class F Units [member] | Issued to Holders of Liquidity Warrants [member]
Disclosure of classes of share capital [line items]
Shares issued during the period | shares														3,901
Percentage of bonus units the warrant holders are entitled to	10.00%													10.00%
Class F Units [member] | Four Front Group [member]
Disclosure of classes of share capital [line items]
Shares issued during the period | shares										16,414
Decrease through acquisition of non controlling interests										$ 7,989
Decrease in contributed capital										$ (10,156)
Proportion of ownership interests in subsidiary										100.00%
Non controlling interest										$ 1,766
Class F Units [member] | PHX Interactive LLC [member]
Disclosure of classes of share capital [line items]
Business combination number of shares issued | shares																			5,496
Class F Units [member] | Om of Medicine LLC [member]
Disclosure of classes of share capital [line items]
Business combination number of shares issued | shares																		9,040
Class F Shares [member] | Issued to Broker for Services [member]
Disclosure of classes of share capital [line items]
Shares issued during the period | shares														236
Share issuance costs														$ 115
Shares issued during the period value														$ 115
Subordinate Voting Shares [member] | Holdings [member]
Disclosure of classes of share capital [line items]
Number of shares issued or issuable | shares	340,370,271													340,370,271
Subordinate Voting Shares [member] | Issued to Broker for Services [member]
Disclosure of classes of share capital [line items]
Shares issued during the period | shares												1,035,456
Share issuance costs												$ 420
Shares issued during the period value												$ 420
Subordinate Voting Shares [member] | Cannex Capital Holdings Inc [member]
Disclosure of classes of share capital [line items]
Business combination number of shares issued | shares	190,482,146													190,482,146
Class D Units [member]
Disclosure of classes of share capital [line items]
Shares issued during the period | shares													30,181
Proceeds from equity													$ 13,355
Share issue price per share | $ / shares																					$ 442.50
Shares issued during period value in exchange of share warrants | shares									2,238
Class D Units [member] | Convertible Debt Converted into Equity [member]
Disclosure of classes of share capital [line items]
Convertible debt converted into equity									$ 10,100
Class D Units [member] | Notes Three Thousand Dollars Converted into Equity [member]
Disclosure of classes of share capital [line items]
Notes payable									3,000				3,000
Class D Units [member] | Interest Accrued on Notes Converted into Equity [member]
Disclosure of classes of share capital [line items]
Accrued interest									$ 300				$ 300
Class D Units [member] | Convertible Note [member]
Disclosure of classes of share capital [line items]
Conversion price | $ / shares									$ 442.50				$ 442.50
Class D Units [member] | Bottom of range [member]
Disclosure of classes of share capital [line items]
Shares issued during the period value									$ 10,000
Class D Units [member] | Non-controlling interests [member] | Mission Pennyslavania Two [member]
Disclosure of classes of share capital [line items]
Shares issued during the period | shares			4,520
Non controlling interest				46
Convertible debt converted into equity			$ 2,000
Increase decrease in share capital				$ (2,046)
Class E Units [Member] | Healthy Pharms Inc [member]
Disclosure of classes of share capital [line items]
Business combination number of shares issued | shares																				7,605